Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance		$ 125,448	$ 114,486
(Reductions) additions		(47,515)	119,021
Less: write-off	[1]		(104,735)
Foreign currency translation adjustments		3,801	(3,324)
Ending balance		$ 81,734	$ 125,448

[1]	The Company wrote off the delinquent account balances against the allowance for credit losses after management has determined that the likelihood of collection is not probable.